Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Treasury shares [Member] CNY (¥) shares	Additional Paid in Capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total [Member] CNY (¥)	Non— controlling interests [Member] CNY (¥)
Beginning balance at Dec. 31, 2022	¥ 33,657,233			¥ 1,222	¥ 155		¥ 47,758,178	¥ (16,613,492)	¥ 2,511,170	¥ 33,657,233	¥ 0
Beginning balance (Shares) at Dec. 31, 2022 | shares				18,919,468,156	2,317,044,668
Net income (loss)	2,227,093							2,228,345		2,228,345	(1,252)
Capital contribution from non-controlling interests shareholders	6,000										6,000
Foreign currency translation adjustments	386,701								386,701	386,701
Exercise of stock options granted to employees	9			¥ 9						9
Exercise of stock options granted to employees (Shares) | shares			131,869,359	131,869,359
Share-based compensation	441,827						441,827			441,827
Repurchase of shares	(1,086,102)		$ (147,689)	¥ (1)		¥ (1,047,485)	(38,616)			(1,086,102)
Repurchase of shares (Shares) | shares			455,039,640	(469,206,520)		455,039,640
Ordinary shares reclassification				¥ 13	¥ (13)
Ordinary shares reclassification (Shares) | shares				185,179,040	(185,179,040)
Cancellation of ordinary shares				¥ (14)		¥ 439,368	(439,354)
Cancellation of ordinary shares (Shares) | shares				(77)		(201,197,520)
Vesting of restricted shares of certain subsidiary (note 20)	8,050						(8,050)			(8,050)	8,050
Adjustment attributable to redeemable non-controlling interests	(15,457)							(15,457)		(15,457)
Unrealized gains on available-for-sale investments, before reclassification	0
Cash settlement of unvested options	0
Ending balance at Dec. 31, 2023	35,617,304			¥ 1,229	¥ 142	¥ (608,117)	47,713,985	(14,400,604)	2,897,871	35,604,506	12,798
Ending balance (Shares) at Dec. 31, 2023 | shares				18,767,309,958	2,131,865,628
Ending balance (Shares) at Dec. 31, 2023 | shares						253,842,120
Net income (loss)	3,123,437							3,126,985		3,126,985	(3,548)
Foreign currency translation adjustments	325,474								325,474	325,474
Exercise of stock options granted to employees	10			¥ 10						10
Exercise of stock options granted to employees (Shares) | shares			156,832,119	156,832,119
Share-based compensation	496,639						496,639			496,639
Repurchase of shares	(743,261)		$ (93,614)	¥ (2)		¥ (662,080)	(81,179)			(743,261)
Repurchase of shares (Shares) | shares			255,486,760	(286,250,740)		255,486,760
Cancellation of ordinary shares	(8,592)			¥ (36)		¥ 1,270,197	(1,237,224)	(41,529)		(8,592)
Cancellation of ordinary shares (Shares) | shares				(2,505)		(509,328,880)
Vesting of restricted shares of certain subsidiary (note 20)	6,127						(6,127)			(6,127)	6,127
Adjustment attributable to redeemable non-controlling interests	(57,136)							(57,136)		(57,136)
Dividends to shareholders	(1,062,371)						(1,062,371)			(1,062,371)
Unrealized gains on available-for-sale investments, before reclassification	599									599
Cash settlement of unvested options	0
Ending balance at Dec. 31, 2024	37,692,103			¥ 1,201	¥ 142	¥ 0	45,823,723	(11,372,284)	3,223,944	37,676,726	15,377
Ending balance (Shares) at Dec. 31, 2024 | shares				18,637,888,832	2,131,865,628
Ending balance (Shares) at Dec. 31, 2024 | shares						0
Net income (loss)	4,459,076							4,486,530	0	4,486,530	(27,454)
Foreign currency translation adjustments	(484,443)								(481,277)	(481,277)	(3,166)
Exercise of stock options granted to employees	7			¥ 7						7
Exercise of stock options granted to employees (Shares) | shares			100,562,201	100,562,201
Share-based compensation	281,559						280,026			280,026	1,533
Repurchase of shares	(368,741)		$ (2,411)	¥ (1)		¥ (287,280)	(81,460)			(368,741)
Repurchase of shares (Shares) | shares			4,419,900	(52,088,140)	(31,183,347)	65,148,627
Cancellation of ordinary shares	(1,077)			¥ (2)	¥ (2)	¥ 287,280	(232,231)	(56,122)		(1,077)
Cancellation of ordinary shares (Shares) | shares				(188)		(65,148,627)
Vesting of restricted shares of certain subsidiary (note 20)							(3,064)			(3,064)	3,064
Adjustment attributable to redeemable non-controlling interests	(78,361)	$ (11,205)						(78,361)		(78,361)
Dividends to shareholders	(1,425,107)						(1,425,107)			(1,425,107)
Unrealized gains on available-for-sale investments, before reclassification	(599)	(86)
Cash settlement of unvested options	(13,390)	(1,915)					(13,390)			(13,390)
Acquisition of Giga.AI Technology Limited ("Giga.AI") (note 4)	604,791										604,791
Transaction with noncontrolling interest shareholders	(142,026)						(20,469)			(20,469)	(121,557)
Reclassification of unrealized gains on available-for-sale investments	(599)								(599)	(599)
Ending balance at Dec. 31, 2025	¥ 40,523,792	$ 5,794,825		¥ 1,205	¥ 140	¥ 0	¥ 44,328,028	¥ (7,020,237)	¥ 2,742,068	¥ 40,051,204	¥ 472,588
Ending balance (Shares) at Dec. 31, 2025 | shares				18,686,362,705	2,100,682,281
Ending balance (Shares) at Dec. 31, 2025 | shares						0